The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 96.2%
	United States Treasury Note
$2,601,800	3.875%, 8/15/2033[1]	$2,485,226
676,000	4.500%, 11/15/2033	675,076
1,744,500	4.000%, 2/15/2034	1,676,083
	TOTAL U.S. TREASURY NOTES
	(Cost $4,857,301)	4,836,385

Number of Shares
	SHORT-TERM INVESTMENTS — 1.1%
53,699	Fidelity Investments Money Market Government Portfolio - Class I 4.217%[2]	53,699
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $53,699)	53,699
	TOTAL INVESTMENTS — 97.3%
	(Cost $4,911,000)	4,890,084
	Other Assets in Excess of Liabilities — 2.7%	137,112
	TOTAL NET ASSETS — 100.0%	$5,027,196

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $310,438, which represents 6.2% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
(21)	U.S. 10 Year Treasury Note	March 2025	$(2,257,172)	$(28,547)

TOTAL FUTURES CONTRACTS			$(2,257,172)	$(28,547)